Insurance coverage (Details) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Property And Equipment And Inventories [Member]
IfrsStatementLineItems [Line Items]
Covered risks	Operating risks
Amount insured	R$ 21,808
Business Interruption [Member]
IfrsStatementLineItems [Line Items]
Covered risks	Loss of profits
Amount insured	R$ 4,870
Cars And Others [Member]
IfrsStatementLineItems [Line Items]
Covered risks	Damages	[1]
Amount insured	R$ 286	[1]

[1]	The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.